Note 9 - Recoverable VAT and Other Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information for recoverable value-added-tax and other taxes [text block]
	12/31/2024	12/31/2023
ICMS (State VAT)	1,888	1,870
Federal tax credits (PIS / COFINS)	7,514	14,814
Other recoverable taxes (1)	1,646	998
	11,048	17,682

Current	9,160	17,682
Non-Current	1,888	-